23. LEASES (Details) $ in Thousands	Dec. 31, 2018 CLP ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	$ 473,526
Short-term portion
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	80,420
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	393,106
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current non-derivative financial liabilities	$ 0